First Trust Managed Municipal ETF Expense Example, No Redemption - First Trust Managed Municipal ETF - First Trust Managed Municipal ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 40
Expense Example, No Redemption, 3 Years	125
Expense Example, No Redemption, 5 Years	219
Expense Example, No Redemption, 10 Years	$ 493